Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of Property and equipment, net

	December 31,
	2019	2018
Leasehold improvements	$5,162	$4,981
Computers and peripheral equipment	2,121	1,333
Office furniture and equipment	1,071	952
	8,354	7,266
Less—accumulated depreciation	(3,033)	(2,123)
	$5,321	$5,143